RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related Parties Transactions
Management fees	$ 41,046	$ 57,593	$ 105,566	$ 101,510
Stock-based compensation	0	0	0	30,000
Total	$ 41,046	$ 57,593	$ 105,566	$ 131,510